TIAA-CREF INSTITUTIONAL MUTUAL FUNDS

     SUPPLEMENT NO. 2
dated June 30, 2006
to the Prospectuses dated February 1, 2006 and March 31, 2006

The following information pertains to the Institutional, Retail and Retirement Classes of the Funds specified below.

REAL ESTATE SECURITIES FUND

     The portfolio management team of the Real Estate Securities Fund is changing. Beginning July 10, 2006, Thomas M. Franks and Brendan W. Lee will become new members of the portfolio management team responsible for the day-to-day management of the Real Estate Securities Fund. David Copp will remain as a portfolio manager of the Fund. Philip James (Jim) Campagna and Anne Sapp will no longer be members of the portfolio management team for the Fund. The principal investment strategy for the Real Estate Securities Fund is being revised from using a combination of both active and indexed strategies to using only an active management strategy.

Change of Investment Strategy

     The following replaces the first paragraph under “General Information about the Funds—Real Estate Securities Fund—Principal Investment Strategies” in the February 1, 2006 Prospectuses:

Principal Investment Strategies: The Fund invests at least 80% of its assets in the equity and fixed-income securities of companies that are principally engaged in or related to the real estate industry (“real estate securities”), including those that own significant real estate assets, such as real estate investment trusts (“REITs”). The Fund is actively managed using a research-oriented process with a focus on cash flows, asset values and our belief of management’s ability to increase shareholder value. The Fund does not invest directly in real estate. The Fund concentrates its investments in the real estate industry.

Change of Portfolio Management Team

The following amends the disclosure under “Portfolio Management Teams” in the February 1, 2006 Prospectuses:

Beginning July 10, 2006, Thomas M. Franks and Brendan W. Lee will become new members of the portfolio management team responsible for the day-to-day management of the Real Estate Securities Fund. David Copp will remain as a portfolio manager of the Fund. Philip James (Jim) Campagna and Anne Sapp will no longer be members of the portfolio management team for the Fund.

     The following information replaces the portfolio manager chart for the Fund included in the February 1, 2006 Prospectuses.

				Total Years/Months
				Experience

		Portfolio Role/Coverage/		At		On
Name	Title	Expertise/Specialty	Experience Over Past Five Years	TIAA	Total	Team

			Teachers Advisors, Inc., TIAA and
			its affiliates—2005 to Present,
			RBC Capital Markets—2002 to 2005,
David Copp	Associate	Stock Selection—REITs	Robertson Stephens—1999 to 2002	0.11	9.10	0.11

			Teachers Advisors, Inc., TIAA and
			its affiliates—2001 to Present,
Thomas M. Franks,	Managing	Portfolio Risk	Sanford C. Bernstein & Company—
CFA	Director	Management	1997 to 2001	4.10	8.7	0.0

			Teachers Advisors, Inc., TIAA and
			its affiliates—2006 to Present,
			Cliffwood Partners, LLC—1998 to
Brendan W. Lee	Associate	Stock Selection—REITs	2006	0.0	8.2	0.0

MID-CAP GROWTH FUND

     The portfolio management team for the Mid-Cap Growth Fund is changing. The following amends the disclosure under “Portfolio Management Teams” in the February 1, 2006 Prospectuses:

Beginning June 30, 2006, George (Ted) Scalise will become the Lead Portfolio Manager of the portfolio management team responsible for the day-to-day management of the Mid-Cap Growth Fund. Gregory B. Luttrell will remain as a portfolio manager of the Fund.

George (Ted) Scalise is a Managing Director and the Lead Portfolio Manager for the Mid-Cap Growth Fund. Mr. Scalise, who has over 10 years of investment experience, has worked for Teachers Advisors, Inc. and other affiliates of TIAA for two months. From 1997 to 2006, Mr. Scalise was a Vice President and Portfolio Manager at Duncan-Hurst Capital Management, L.P.

REDEEMING SHARES

     The following disclosure should be inserted at the end of the section entitled “You Can Redeem Shares in Any of the Following Ways:” on page 52 of the March 31, 2006 Retail Class prospectus:

By Check: If you’ve elected the Money Market Fund’s check writing privilege, you can make redemptions from the Money Market Fund by check. All registered account owners must sign a signature card before the privilege can be exercised. You can establish check writing on your account when you apply or later upon request. Checks are issued 10 days after the check writing privilege has been added to the account.

     For joint accounts, we require only the signature of any one owner on a check. You can write up to 24 checks per year, as long as each check is for at least $250. Checks written for less than $250 will not be honored. We reserve the right to charge a $25 fee if there are insufficient Money Market Fund shares in your account to cover the amount of the check; or for each check you write if you have already written 24 checks in one year.

     You cannot write a check to close your Money Market Fund account because the value of the Fund changes daily as dividends are accrued. You also cannot write a check to redeem shares from the Money Market Fund for 10 days after your check or automatic investment plan payment to purchase Money Market Fund shares is received if your Fund account does not otherwise have a sufficient balance to support the redemption check.

(2/1 - Inst, Retire, Retail; 3/31 Retire, Retail) 537509 A11194 (6/06)

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS

     SUPPLEMENT NO. 3
dated June 30, 2006
to the Statement of Additional Information (SAI)
dated February 1, 2006

Real Estate Securities Fund

The portfolio management team for the Real Estate Securities Fund is changing. The following amends the disclosure under “Additional Information Regarding Portfolio Managers” in the February 1, 2006 SAI:

Beginning July 10, 2006, Thomas M. Franks and Brendan W. Lee will become new members of the portfolio management team responsible for the day-to-day management of the Real Estate Securities Fund. David Copp will remain as a portfolio manager of the Fund. Philip James (Jim) Campagna and Anne Sapp will no longer be members of the portfolio management team for the Fund.

The following information amends the portfolio manager chart for the Fund included in the February 1, 2006 SAI.

			Total Assets In
	Number of Other		Accounts Managed
	Accounts Managed		(millions)

		Other		Other
	Registered	Pooled	Registered	Pooled	Dollar Range of
	Investment	Investment	Investment	Investment	Equity Securities
Name of Portfolio Manager	Companies	Vehicles	Companies	Vehicles	Owned in Fund

David Copp*	1	2	$622	$98	$0

Thomas M. Franks, CFA**	2	8	$119,889	$355	$0

Brendan W. Lee**	1	1	$630	$15	$0

*	Information for David Copp is provided as of the Fund’s fiscal year end, September 30, 2005.

**	Information for Thomas M. Franks and Brendan W. Lee is provided as of May 31, 2006.

Mid-Cap Growth Fund

The portfolio management team for the Mid-Cap Growth Fund is changing. The following amends the disclosure under “Additional Information Regarding Portfolio Managers” in the February 1, 2006 SAI:

Beginning June 30, 2006, George (Ted) Scalise will become the Lead Portfolio Manager of the portfolio management team responsible for the day-to-day management of the Mid-Cap Growth Fund. Gregory B. Luttrell will remain as a portfolio manager of the Fund.

The following information amends the portfolio manager chart for the Fund included in the February 1, 2006 SAI.

Total Assets In
	Number of Other		Accounts Managed
	Accounts Managed		(millions)

		Other		Other
	Registered	Pooled	Registered	Pooled	Dollar Range of
	Investment	Investment	Investment	Investment	Equity Securities
Name of Portfolio Manager	Companies	Vehicles	Companies	Vehicles	Owned in Fund

Gregory B. Luttrell, CFA*	4	2	$12,386	$45	$0

George (Ted) Scalise, CFA**	0	1	$289	$25	$0

*	Information for Gregory B. Luttrell is provided as of the Fund’s fiscal year end, September 30, 2005.

**	Information for George (Ted) Scalise is provided as of May 31, 2006.

A11202 (6/06)